PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.8%
60,447  Vanguard FTSE
Developed Markets
ETF
$ 3,621,984
7.2
14,679  Vanguard FTSE
Emerging Markets ETF
795,308
1.6
8,759  Vanguard Long-Term
Treasury ETF
498,037
1.0
Total Exchange-Traded
Funds
(Cost $3,935,153)
4,915,329
9.8
MUTUAL FUNDS : 90.1%
Affiliated Investment Companies : 90.1%
82,980  Voya Intermediate
Bond Fund - Class R6
735,200
1.5
334,546  Voya Large Cap Value
Portfolio - Class R6
1,930,332
3.9
212,068  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,608,442
5.2
668,384  Voya Multi-Manager
International Equity
Fund - Class I
8,394,906
16.7
147,960  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,460,361
2.9
23,971  Voya Russell
TM
Large
Cap Growth Index
- Class I
2,048,307
4.1
11,398  Voya Small Cap
Growth Fund - Class
R6
533,542
1.1
64,301  Voya Small Company
Fund - Class R6
1,014,666
2.0
895,470  Voya U.S. Stock Index
Portfolio - Class I
18,643,683
37.1
72,128  VY
®
Invesco Comstock
Portfolio - Class I
1,475,019
2.9
136,386  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,663,336
7.3
106,317  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,213,074
2.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
16,469  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,512,884
3.0
Total Mutual Funds
(Cost $41,175,567)
45,233,752
90.1
Total Long-Term
Investments
(Cost $45,110,720)
50,149,081
99.9
Total Investments in
Securities
(Cost $45,110,720) $ 50,149,081 99.9
Assets in Excess of
Other Liabilities 47,966 0.1
Net Assets $ 50,197,047 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,915,329 $ — $ — $ 4,915,329
Mutual Funds 45,233,752 — — 45,233,752
Total Investments, at fair value $ 50,149,081 $ — $ — $ 50,149,081
Liabilities Table
Other Financial Instruments+
Futures $ (1,930) $ — $ — $ (1,930)
Total Liabilities $ (1,930) $ — $ — $ (1,930)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,276,152 $ 448,679 $ (1,007,243) $ 17,612 $ 735,200 $ 25,879 $ 4,874 $ —
Voya Large Cap Value Portfolio -
Class R6
1,603,244 738,218 (232,009) (179,121) 1,930,332 740 31,470 287,901
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,037,771 521,686 (496,697) 545,682 2,608,442 — 99,906 —
Voya Multi-Manager International
Equity Fund - Class I
6,613,932 2,500,920 (1,864,480) 1,144,534 8,394,906 — 376,654 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,392,645 675,557 (630,173) 22,332 1,460,361 — 21,192 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,748,271 1,081,318 (626,051) (155,231) 2,048,307 4,054 335,103 226,728
Voya Short Duration Bond Fund -
Class R6
208,182 7,434 (215,393) (223) — 1,465 908 —
Voya Small Cap Growth Fund -
Class R6
581,716 116,109 (175,917) 11,634 533,542 — 34,369 —
Voya Small Company Fund - Class
R6
896,543 234,992 (167,091) 50,222 1,014,666 — 20,639 —
Voya U.S. Stock Index Portfolio -
Class I
14,351,354 6,543,522 (2,262,864) 11,671 18,643,683 9,121 549,148 1,869,642
VY
®
Invesco Comstock Portfolio -
Class I
1,207,384 481,598 (200,894) (13,069) 1,475,019 4,509 (1,355) 169,687
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,147,451 1,243,877 (526,525) (201,467) 3,663,336 18,477 46,137 487,662
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,398,574 713,144 (810,246) (88,398) 1,213,074 — 92,109 124,034

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2050 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,287,378 $ 588,351 $ (181,309) $ (181,536) $ 1,512,884 $ — $ 102,740 $ 280,107
$ 37,750,597 $ 15,895,405 $ (9,396,892) $ 984,642 $ 45,233,752 $ 64,245 $ 1,713,894 $ 3,445,761
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 11 12/31/25 $ 1,201,148 $ (795)
$ 1,201,148 $ (795)
Short Contracts:
3-month SOFR (5) 03/17/26 (1,203,937) (1,135)
$ (1,203,937) $ (1,135)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,070,965
Gross Unrealized Depreciation (32,603)
Net Unrealized Appreciation $ 5,038,362